HOLDING COMPANY, RELATED COMPANY AND RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Management fees	$ 2,945	$ 521	$ 581
Parent [member]
Disclosure of transactions between related parties [line items]
Charter hire expenses	(6,486)	0	0
Freight expenses	(839)	0	0
Management fees expenses	0	0	0
Management fees	1,960	0	0
Lease income (Note 31)	77	0	0
Ship cost of sale	0	0	0
Acquisition of ship and asset under construction	(31,875)	0	0
Other [member]
Disclosure of transactions between related parties [line items]
Charter hire expenses	(628)	0	0
Freight expenses	(2)	0	0
Management fees expenses	(31)	0	0
Management fees	0	0	0
Lease income (Note 31)	268	0	0
Ship cost of sale	(90)	0	0
Acquisition of ship and asset under construction	$ 0	$ 0	$ 0